Note 12 - Income Taxes - Income Tax Expense (Details) - USD ($)	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
U.S. Federal, Current Income Tax Expense (Benefit)	$ 35,118	$ (624,825)	$ 666,517
U.S. Federal, Deferred Income Tax Expense (Benefit)		2,098,615	(370,553)
U.S. Federal, Net Income Tax Expense (Benefit)	35,118	1,473,790	295,964
State, Current Income Tax Expense (Benefit)	(29,219)	(120,917)	24,680
State, Deferred Income Tax Expense (Benefit)		129,509	(52,971)
State, Income Tax Expense (Benefit)	(29,219)	8,592	(28,291)
Total Current Income Tax Expense (Benefit)	5,899	(745,742)	691,197
Total Deferred Income Tax Expense (Benefit)		2,228,124	(423,524)
Total Net Income Tax Expense (Benefit)	$ 5,899	$ 1,482,382	$ 267,673